STOCKHOLDERS' EQUITY (Details)							1 Months Ended			12 Months Ended
	Mar. 07, 2018 USD ($)	Jan. 05, 2018 USD ($)	Dec. 11, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Nov. 02, 2017 USD ($)	Oct. 16, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Nov. 02, 2018 USD ($)	Sep. 30, 2018	Dec. 07, 2017 $ / shares
Subsidiary, Sale of Stock [Line Items]
Stock split conversion ratio				36
Common stock and preferred stock, authorized (in shares) | shares			250,000,000
Common stock, authorized (in shares) | shares			225,000,000							225,000,000	72,000,000
Common stock, par value (in usd per share) | $ / shares			$ 0.001							$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares) | shares			25,000,000							25,000,000	0
Preferred stock par value (in usd per share) | $ / shares			$ 0.001							$ 0.001	$ 0.001
Proceeds from IPO			$ 81,100,000
Net proceeds from issuance of common stock	$ 77,500,000									$ 11,167,000	$ 81,117,000	$ 0
Proceeds from dividends received					$ 140,000,000				$ 130,100,000
Dividends paid to stockholders					$ 140,000,000	$ 5,500,000	$ 8,500,000	$ 28,000,000		$ 0	182,000,000	$ 0
12.00% Senior Secured Notes
Subsidiary, Sale of Stock [Line Items]
Stated interest rate (as percent)									12.00%
12.00% Senior Secured Notes | Senior Notes
Subsidiary, Sale of Stock [Line Items]
Debt instrument, face amount				$ 135,000,000.0					$ 470,000,000.0		$ 605,000,000.0		$ 135,000,000.0
Stated interest rate (as percent)				12.00%						12.00%	12.00%		12.00%	12.00%
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued via sale of stock (in shares) | shares			6,666,667
Sale price (in usd per share) | $ / shares															$ 14
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Net proceeds from issuance of common stock		$ 13,100,000